Other Assets (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended
Jun. 30, 2014
Other Assets.
Receivable from related party, net	$ 216,825
AeroTurbine inventory	222,562
Other receivables	112,569
Notes receivable	78,097
Prepaid expenses and other	55,155
Debt issuance costs	40,235
Other assets	24,043
Total	$ 749,486
Weighted average interest rate on notes receivable (as a percent)	9.70%